Indebtedness - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 29, 2012	Jan. 02, 2010	Dec. 29, 2012 Interest Rate Swap [Member]	Dec. 29, 2012 Maximum [Member]	Dec. 29, 2012 Term Loan A [Member]	Dec. 29, 2012 Term Loan A [Member] Base rate [Member]	Dec. 29, 2012 Term Loan A [Member] Eurocurrency Rate [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 29, 2012 Revolving Credit Facility [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 29, 2012 Term Loan B [Member] Base rate [Member]	Dec. 29, 2012 Term Loan B [Member] Eurocurrency Rate [Member]	Dec. 29, 2012 Foreign currency subfacility [Member]	Dec. 29, 2012 Swingline subfacility [Member]	Dec. 29, 2012 Letter of credit subfacility [Member]	Jan. 02, 2010 Cushe Acquisition [Member]	Dec. 29, 2012 Senior notes [Member]	Oct. 09, 2012 Senior notes [Member]
Debt Instrument [Line Items]
Notes payable in Cushe acquisition																$ 1,600,000
Period of notes payable		3 years
Interest rate	6.125%	4.50%															6.125%
Amount of secured credit agreement	1,100,000,000
Aggregate principal amount of Term Loan Facility				1,300,000,000	550,000,000			350,000,000	200,000,000									375,000,000
Revolving facility related to outstanding standby letters of credit									1,900,000
Interest rate swap notional amount	462,200,000		462,200,000
New Credit Agreement, margin percentage						1.25%	2.25%				2.00%	3.00%
Weighted average interest rate					2.50%			4.00%		4.00%
Revolving Credit Facility													100,000,000	35,000,000	50,000,000
Debt issuance costs	40,100,000
Amortized deferred financing costs	1,800,000
Recorded fair value within other liabilities			$ 1,500,000